BALANCE SHEET ITEMS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Balance Sheet Items
BALANCE SHEET ITEMS

NOTE 5 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of December 31, 2023 and December 31, 2022, prepaid expenses amounted to $185,925 and $0, respectively.

	December 31, 2023	December 31, 2022
Prepaid expenses	$178,425	$-
Prepaid rent	7,500	-
Total	$185,925	$-

BALANCE SHEET ITEMS

NOTE 4 – BALANCE SHEET ITEMS

Inventory

As of June 30, 2024 and December 31, 2023, inventory amounted to $844,719 and $607,022, respectively.

Prepaid Expenses

As of June 30, 2024 and December 31, 2023, prepaid expenses amounted to $314,567 and $178,425, respectively.

	June 30, 2024 (unaudited)	December 31, 2023
Prepaid expenses	$58,693	$5,577
Prepaid rent	7,500	7,500
Prepaid inventories	248,374	165,348
Total	$314,567	$178,425

Accounts Payable and Accrued Liabilities (Including Related Parties)

Accounts payable and accrued liabilities were $666,093 and $940,295 as of June 30, 2024 and December 31, 2023, respectively. Accounts payable are mainly payables to vendors and accrued liabilities consist of mainly credit card payable and sales tax payable.

	June 30, 2024 (unaudited)	December 31, 2023
Accounts payable	$314,304	$281,861
Accounts payable, related party	5,678	50,881
Accrued liabilities	254,632	240,324
Accrued payroll	91,479	367,230
	$666,093	$940,296

Commitments and Contingencies

In January 2024, the Company entered into a financing agreement for the Company’s Directors and Officers insurance policy with First Insurance Funding at an interest rate of 7.58%, a principal balance of $225,185 and a monthly payment of $23,308 over the nine-month term of the promissory note. The policy term is January 2024 through December 2024. The loan will mature on October 12, 2024.

Nasdaq Deficiency Notices, Hearings Panel Determinations and Reverse Stock Split

On April 17, 2024, the Company received a notice (the “Notice”) from the Listing Qualifications Department of The Nasdaq Stock Market (“Nasdaq”) notifying the Company that 180 calendar day period that it had been provided by Nasdaq to regain compliance with Nasdaq Listing Rule 5550(a)(2) on April 16, 2024 did not result in the Company regaining compliance. As a consequence, the Company is not eligible for a second 180 day period, because the Company does not meet the $5,000,000 minimum stockholders’ equity requirement for initial listing on The Nasdaq Capital Market. In addition, the Notice informed the Company that in light of the foregoing and in accordance with Nasdaq Listing Rule 5810(c)(2)(A), the Nasdaq staff could no longer accept a plan for the Company to regain compliance with Listing Rule 5550(b)(1) and this matter has become an additional and separate basis for delisting the Company’s securities from Nasdaq.

The Notice further stated unless the Company requests an appeal of the above determination by April 24, 2024, Nasdaq has determined that the Company’s securities will be scheduled for delisting from The Nasdaq Capital Market and will be suspended at the opening of business on April 26, 2024, and a Form 25-NSE will be filed with the SEC, which will remove the Company’s securities from listing and registration on The Nasdaq Stock Market.

On April 18, 2024, the Company formally requested a hearing before Nasdaq’s Hearings Panel (the “Panel”) and such request was granted by Nasdaq on April 19, 2024. The hearing date is scheduled for May 30, 2024.

On May 30, 2024, senior members of MGO’s executive team and the Company’s SEC counsel participated in the hearing before the Nasdaq’s Hearings Panel and endeavored to address all questions and concerns posed by the panelists relating to the Company’s plan to regain compliance with the continued listing standards (the “Plan”) – the Plan was formally submitted to the members of the Nasdaq Hearings Panel on May 8, 2024. In accordance with the Plan, MGO requested at least until August 15, 2024 to evidence compliance with the Equity Rule and Bid Price Rule for continued listing on The Nasdaq Capital Market through execution of the Plan.

On June 14, 2024, MGO received notice from Nasdaq confirming that the Nasdaq Hearings Panel (the “Panel”) has determined to grant the request of MGO to continue its listing on The Nasdaq Stock Market subject to the following:

1. On or before July 15, 2024, the Company will effect a reverse stock split at a ratio of 1-for-10. See Note 1 and 11.

2. On or before August 15, 2024, the Company will (a) complete the transactions described to the Panel to achieve compliance with Listing Rule 5550(b)(1) (or its alternatives) and (b) demonstrate compliance with Listing Rule 5550(a)(2) by evidencing a closing bid price of $1.00 or more per share for a minimum of ten (10) consecutive trading sessions;

3. On or before August 21, 2024, the Company must file a Form 8-K describing these transactions and indicating its post-transaction equity. The Company may do so with a balance sheet no older than 60 days containing pro forma adjustments for significant transactions or events occurring on or before the report date. Alternatively, the Company can provide an affirmative statement that, as of the date of the report, it believes it has regained compliance with the stockholders’ equity requirement based upon the specific transactions or events described; and

4. At the time of filing the Form 8-K, the Company must demonstrate compliance with all other applicable requirements for continued listing on the Nasdaq Capital Market. See Note 11.

The Company filed a Current Report on Form 8-K on August 12, 2024, stating that the Company believes that it is in compliance with the Nasdaq minimum stockholders’ equity requirement as of August 9, 2024.